Retirement benefits - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨) Funds	Mar. 31, 2022 USD ($) Funds	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2022 USD ($)
Disclosure of defined contribution and benefit schemes [line items]
Contribution to defined contribution plans	₨ 1,386	$ 19	₨ 1,190	₨ 840
Percentage of employee and employer contributions to Provident Fund as per Indian Provident Fund Act	12.00%	12.00%	12.00%	12.00%
Percentage of employer contribution to family pension plan	8.33%	8.33%	8.33%	8.33%
Remeasurement (loss)/gain on post-retirement benefit recorded in OCI	₨ (181)	$ (2)	₨ (5)	₨ (2,118)
Other employees [member]
Disclosure of defined contribution and benefit schemes [line items]
Actual return on plan assets	₨ 251	$ 3	₨ 248	₨ 289
Weighted average duration of the defined benefit obligation	13 years 3 months 18 days	13 years 3 months 18 days	14 years	14 years 3 months 18 days
Expected contribution to defined benefit obligations in 2021	₨ 540	$ 7
BMM BALCO Post-retirement Medical Benefit Plans [member]
Disclosure of defined contribution and benefit schemes [line items]
Post retirement medical benefits	997		₨ 861		$ 13
Remeasurement (loss)/gain on post-retirement benefit recorded in OCI	67	1	(23)	₨ 150
Current service cost of defined benefit obligation	12	0	10	13
BMM BALCO Post-retirement Medical Benefit Plans [member] | Finance costs [member]
Disclosure of defined contribution and benefit schemes [line items]
Post retirement medical benefits	87		64	61	$ 1
BALCO, HZL, SRL and SMCL Provident Trust Fund [Member]
Disclosure of defined contribution and benefit schemes [line items]
Contribution to Defined benefit plan	471	6	482	471
Remeasurement (loss)/gain on post-retirement benefit recorded in OCI			₨ 55	₨ 1,524
Black Mountain (Pty) Limited, South Africa Pension and Provident Funds [member]
Disclosure of defined contribution and benefit schemes [line items]
Number of retirement funds	2	2
Black Mountain (Pty) Limited, South Africa Pension and Provident Funds [member] | Employees up to supervisor grade [member]
Disclosure of defined contribution and benefit schemes [line items]
Percentage of employer contribution to defined contribution fund	10.50%	10.50%
Black Mountain (Pty) Limited, South Africa Pension and Provident Funds [member] | Employees other than Supervisors [member]
Disclosure of defined contribution and benefit schemes [line items]
Percentage of employer contribution to defined contribution fund	15.00%	15.00%
Skorpion Zinc Provident Fund [member]
Disclosure of defined contribution and benefit schemes [line items]
Percentage of employer contribution to defined contribution fund	9.00%	9.00%
Percentage of employee contribution to defined contribution fund	7.00%	7.00%
Description of type of plan	The Skorpion Zinc Provident Fund is a defined contribution fund and is compulsory to all full time employees under the age of 60.	The Skorpion Zinc Provident Fund is a defined contribution fund and is compulsory to all full time employees under the age of 60.
Description of nature of benefits provided by plan	The Fund provides disability cover which is equal to the member’s fund credit and a death cover of 2 times annual salary in the event of death before retirement.	The Fund provides disability cover which is equal to the member’s fund credit and a death cover of 2 times annual salary in the event of death before retirement.
Skorpion Zinc Provident Fund [member] | Top of range [member]
Disclosure of defined contribution and benefit schemes [line items]
Percentage of additional contribution to defined contribution fund	12.00%	12.00%
AUSTRALIA | Employees under industrial agreement [member]
Disclosure of defined contribution and benefit schemes [line items]
Percentage of employer contributions to the superannuation scheme	10.00%	10.00%	9.50%
AUSTRALIA | Other employees [member]
Disclosure of defined contribution and benefit schemes [line items]
Percentage of employer contributions to the superannuation scheme	13.00%	13.00%	12.50%